Long-Term Debt - Narrative (Details) CAD / shares in Units, shares in Millions, CAD in Millions		1 Months Ended									12 Months Ended
	Mar. 01, 2017 CAD shares	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Oct. 31, 2017 CAD	Sep. 30, 2017 CAD	Aug. 31, 2017 USD ($)	Jun. 30, 2017 CAD	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 CAD	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares	Dec. 31, 2017 CAD	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD / shares	Oct. 13, 2016 CAD / shares
Debt Instrument [Line Items]
Total long-term debt												CAD 21,219	CAD 21,535
Maximum borrowing capacity												5,976	4,952
Repayments under credit facilities											CAD 2,039	499
Credit facilities unused												3,729	3,943
Common shares issued											CAD 500	CAD 4,684
Share Price (CAD per share) | CAD / shares																CAD 40.96
Revolving credit facility
Debt Instrument [Line Items]
Credit facilities unused													1,100
REGULATED
Debt Instrument [Line Items]
Total long-term debt													16,583
Maximum borrowing capacity													3,567
Credit facilities unused													2,820
NON-REGULATED
Debt Instrument [Line Items]
Total long-term debt													4,952
Maximum borrowing capacity													1,385
Credit facilities unused													1,123
NON-REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													1,300
Additional borrowing capacity													500
NON-REGULATED | Bridge loan
Debt Instrument [Line Items]
Repayments under credit facilities										CAD 500
Committed facilities with maturities ranging from 2019 through 2022
Debt Instrument [Line Items]
Maximum borrowing capacity													4,700
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage											20.00%
ITC | REGULATED | Commercial paper
Debt Instrument [Line Items]
Maximum borrowing capacity | $		$ 400,000,000
Amounts outstanding | $		0
ITC | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity | $		900,000,000
Caribbean Utilities | REGULATED | Unsecured credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity | $		50,000,000
Newfoundland Power Inc. | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													100
Newfoundland Power Inc. | REGULATED | Demand credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													20
Central Hudson | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity | $		250,000,000
Central Hudson | REGULATED | Revolving credit facility | Maturing in July 2020
Debt Instrument [Line Items]
Maximum borrowing capacity | $		50,000,000
Central Hudson | REGULATED | Uncommitted credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity | $		40,000,000
FortisAlberta | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													250
FortisBC Energy | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													700
FortisBC Electric | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													150
FortisBC Electric | REGULATED | Demand overdraft
Debt Instrument [Line Items]
Maximum borrowing capacity													10
UNS Energy | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity | $		500,000,000
Maritime Electric | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													50
Maritime Electric | REGULATED | Unsecured demand credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													5
FortisOntario | REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													40
Fortis Turks and Caicos | REGULATED | Demand credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity | $		22,000,000
Fortis Turks and Caicos | REGULATED | Emergency standby loan
Debt Instrument [Line Items]
Maximum borrowing capacity | $		$ 25,000,000
FHI | NON-REGULATED | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity													50
Unsecured | ITC | One year floating rate unsecured term loan credit agreements | REGULATED
Debt Instrument [Line Items]
Debt term	1 year
Total long-term debt | $														$ 200,000,000
Debt repaid | $			$ 200,000,000
Unsecured | ITC | One year floating rate unsecured term loan credit agreements | REGULATED | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)	0.90%
Unsecured | ITC | Two year floating rate unsecured term loan credit agreements | REGULATED
Debt Instrument [Line Items]
Debt term	2 years
Total long-term debt | $														50,000,000
Unsecured | ITC | Two year floating rate unsecured term loan credit agreements | REGULATED | LIBOR
Debt Instrument [Line Items]
Variable rate (percent)	0.65%
Unsecured | ITC | Five year 2.70% unsecured notes | REGULATED
Debt Instrument [Line Items]
Debt term			5 years
Face value | $			$ 500,000,000
Stated interest rate (percent)			2.70%
Unsecured | ITC | Ten year 3.35% unsecured notes | REGULATED
Debt Instrument [Line Items]
Debt term			10 years
Face value | $			$ 500,000,000
Stated interest rate (percent)			3.35%
Unsecured | Caribbean Utilities | Unsecured notes | REGULATED
Debt Instrument [Line Items]
Face value | $								$ 60,000,000
Unsecured | Caribbean Utilities | 15 year 3.90% unsecured notes | REGULATED
Debt Instrument [Line Items]
Debt term										15 years
Face value | $														$ 40,000,000
Stated interest rate (percent)														3.90%
Unsecured | Caribbean Utilities | 30 year 4.64% unsecured notes | REGULATED
Debt Instrument [Line Items]
Debt term								30 years
Face value | $								$ 20,000,000
Stated interest rate (percent)								4.64%
Unsecured | Central Hudson | 30 year 4.05% unsecured notes | REGULATED
Debt Instrument [Line Items]
Debt term						30 years
Face value | $						$ 30,000,000
Stated interest rate (percent)						4.05%
Unsecured | Central Hudson | 40 year 4.20% unsecured notes | REGULATED
Debt Instrument [Line Items]
Debt term						40 years
Face value | $						$ 30,000,000
Stated interest rate (percent)						4.20%
Unsecured | FortisAlberta | 30 year 3.67% unsecured debentures | REGULATED
Debt Instrument [Line Items]
Debt term					30 years
Face value					CAD 200
Stated interest rate (percent)					3.67%
Unsecured | FortisBC Energy | 30 year 3.69% unsecured debentures | REGULATED
Debt Instrument [Line Items]
Debt term				30 years
Face value				CAD 175
Stated interest rate (percent)				3.69%
Unsecured | FortisBC Electric | 32 year 3.62% unsecured debentures | REGULATED
Debt Instrument [Line Items]
Debt term		32 years
Face value													CAD 75
Stated interest rate (percent)		3.62%											3.62%
Secured | ITC | 30 year 4.16% secured first mortgage bonds | REGULATED
Debt Instrument [Line Items]
Debt term									30 years
Face value | $									$ 200,000,000
Stated interest rate (percent)									4.16%
Secured | Newfoundland Power Inc. | 40 year 3.815% first mortgage sinking fund bonds | REGULATED
Debt Instrument [Line Items]
Debt term							40 years
Face value							CAD 75
Stated interest rate (percent)							3.815%
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on issuance of new debt (percent)		0.7											0.7
Debt to capital restriction on dividends (percent)		0.75											0.75
Common Shares
Debt Instrument [Line Items]
Common shares issued (shares) | shares											12.2	114.4
Common shares issued											CAD 500	CAD 4,684
Private Offering | Common Shares
Debt Instrument [Line Items]
Common shares issued (shares) | shares	12.2
Common shares issued	CAD 500
Share Price (CAD per share) | CAD / shares															CAD 41.00